Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock dividends declared (in Dollars per share)		$ 0.02
Common Stock [Member] | Stock Issued To Directors [Member]
Shares issued, share based compensation (in Shares)		43,000	82,000
Common Stock [Member] | Bonuses Paid Through Stock Issuances [Member]
Shares issued, share based compensation (in Shares)		8,000	1,046,000
Common Stock [Member]
Options exercised, shares (in Shares)		78,000	696,000
Shares issued, share based compensation (in Shares)	78,000
Restricted stock unit distributions, shares (in Shares)	235,000	321,000	480,000
Warrants exercised, shares (in Shares)		2,147,000	14,215,000
6.5% Mandatory Convertible Preferred Stock dividends paid in common stock, shares (in Shares)	3,000	18,872,000	3,886,000
Common stock issued for assets purchased, shares (in Shares)		5,396,000
Treasury Stock [Member]
Repurchase of common shares (in Shares)	350,000